Earnings per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share
3.	Earnings per Share

Earnings per common share is presented under two formats: basic earnings per common share and diluted earnings per common share. Basic earnings per common share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is computed by dividing net income by the weighted average number of common shares outstanding during the period, plus the potentially dilutive impact of common stock equivalents (i.e. stock options and warrants). Dilutive common share equivalents consist of the incremental common shares issuable upon exercise of stock options and warrants. The following table sets forth the computation of basic and diluted net loss per share:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Numerator:
Net (loss)	$(1,598)	$(724)	$(2,404)	$(1,144)

Denominator:
Weighted-average common shares, basic	14,192	12,813	13,917	11,873

Dilutive effect of stock options	-	-	-	-
Dilutive effect of warrants	-	-	-	-
Incremental dilutive shares	-	-	-	-

Weighted-average common shares, dilutive	14,192	12,813	13,917	11,873

Net (loss) per share, basic and diluted	$(0.11)	$(0.06)	$(0.17)	$(0.10)

The following outstanding options and warrants were excluded from the computation of basic and diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2016	2017	2016
Options to purchase common stock	2,641	2,137	2,641	2,137
Warrants to purchase common stock	1,383	1,749	1,383	1,749

3.	Loss per Share

Loss per common share is presented under two formats: basic loss per common share and diluted loss per common share. Basic loss per common share is computed by dividing net loss attributable to common shareholders by the weighted average number of common shares outstanding during the period. Diluted loss per common share is computed by dividing net loss by the weighted average number of common shares outstanding during the period, plus the potentially dilutive impact of common stock equivalents (e.g. stock options and warrants). Dilutive common share equivalents consist of the incremental common shares issuable upon exercise of stock options and warrants. The following table sets forth the computation of basic and diluted net loss per share (in thousands except per share data):

	Twelve Months Ended
	December 31, 2016	December 31, 2015
Numerator:
Net loss	$(2,789)	$(659)

Denominator:
Weighted-average common shares, basic	12,765	10,827
Dilutive effect of stock options	-	-
Dilutive effect of warrants	-	-
Incremental dilutive shares	-	-
Weighted-average common shares, dilutive	12,765	10,827
Net loss per share, basic and diluted	$(0.22)	$(0.06)

The following outstanding options and warrants were excluded from the computation of basic and diluted net loss per share for the periods presented because including them would have had an anti-dilutive effect:

	Twelve Months Ended
	December 31, 2016	December 31, 2015
Options to purchase common stock	2,427	2,417
Warrants to purchase common stock	1,383	2,595